Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flow provided by (used in) Operating activities
Net loss for the year	$ (70,792)	$ (23,295)
Adjustments for
Amortization of deferred revenue	(118)	(168)
Amortization of property and equipment	22	22
Amortization of acquired intellectual property and other intangible assets	1,434	1,457
Change in value of short term investments (note 17)	67	0
Revaluation of contingent consideration	502	1,630
Loss (gain) on disposal of equipment	1	(19)
Change in estimated fair value of derivative warrant liabilities	23,924	(1,732)
Stock-based compensation	4,242	1,383
Share issue costs allocated to derivative warrants	0	655
Change in provision for restructuring costs	0	(116)
Adjustments to reconcile profit (loss)	(40,718)	(20,183)
Contingent consideration milestones paid	(2,150)	0
Net change in other operating assets and liabilities (note 17)	1,699	1,470
Net cash used in operating activities	(41,169)	(18,713)
Investing activities (note 17)
Purchase of short term investments	(97,996)	(21,138)
Proceeds on disposal/maturity of short term investments	90,018	31,135
Proceeds on disposal of equipment	0	19
Purchase of equipment	(25)	(15)
Capitalized patent costs	0	(10)
Net cash generated from (used in) investing activities	(8,003)	9,991
Financing activities (note 17)
Net proceeds from issuance of common shares	162,324	7,821
Net proceeds from issuance of bought deal units	0	26,142
Net proceeds from issuance of private placement units	0	6,640
Proceeds from exercise of derivative warrants	8,684	0
Proceeds from exercise of warrants	232	1,905
Proceeds from exercise of stock options	3,912	107
Net cash generated from financing activities	175,152	42,615
Increase in cash and cash equivalents during the year	125,980	33,893
Cash and cash equivalents – Beginning of year	39,649	5,756
Cash and cash equivalents – End of year	$ 165,629	$ 39,649